Schedule of Investments (unaudited) July 31, 2020	iShares® U.S. Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 59.3%
ALLETE Inc.	44,473	$2,637,249
Alliant Energy Corp.	214,193	11,534,293
American Electric Power Co. Inc.	425,445	36,962,662
Avangrid Inc.	47,749	2,377,423
Duke Energy Corp.	630,852	53,458,398
Edison International	324,452	18,062,243
Entergy Corp.	171,834	18,064,908
Evergy Inc.	194,650	12,619,160
Eversource Energy	288,827	26,014,648
Exelon Corp.	836,504	32,297,419
FirstEnergy Corp.	465,082	13,487,378
Hawaiian Electric Industries Inc.	93,698	3,397,489
IDACORP Inc.	43,313	4,038,937
NextEra Energy Inc.	420,180	117,944,526
NRG Energy Inc.	209,542	7,084,615
Pinnacle West Capital Corp.	96,572	8,023,202
PNM Resources Inc.	68,386	2,887,941
Portland General Electric Co.	76,824	3,390,243
PPL Corp.	659,964	17,568,242
Southern Co. (The)	906,510	49,504,511
Xcel Energy Inc.	450,724	31,117,985

		472,473,472

Gas Utilities — 4.3%
Atmos Energy Corp.	105,002	11,129,162
National Fuel Gas Co.	77,573	3,147,137
New Jersey Resources Corp.	81,980	2,546,299
ONE Gas Inc.	45,384	3,435,569
South Jersey Industries Inc.	79,376	1,851,842
Southwest Gas Holdings Inc.	47,317	3,295,156
Spire Inc.	43,984	2,712,053
UGI Corp.	178,792	5,960,925

		34,078,143

Independent Power and Renewable Electricity Producers — 2.0%
AES Corp. (The)	570,806	8,693,375
Vistra Corp.	385,877	7,200,465

		15,893,840

Security	Shares	Value

Multi-Utilities — 30.3%
Ameren Corp.	211,949	$17,006,788
Avista Corp.	57,769	2,144,963
Black Hills Corp.	53,869	3,116,860
CenterPoint Energy Inc.	467,604	8,889,152
CMS Energy Corp.	245,713	15,769,860
Consolidated Edison Inc.	286,818	22,036,227
Dominion Energy Inc.	720,475	58,380,089
DTE Energy Co.	165,352	19,119,652
MDU Resources Group Inc.	172,143	3,611,560
NiSource Inc.	328,623	8,034,833
NorthWestern Corp.	43,349	2,438,815
Public Service Enterprise Group Inc.	434,066	24,281,652
Sempra Energy	251,132	31,255,889
WEC Energy Group Inc.	270,793	25,795,741

		241,882,081

Water Utilities — 4.0%
American Water Works Co. Inc.	155,403	22,886,200
Essential Utilities Inc.	191,429	8,681,305

		31,567,505

Total Common Stocks — 99.9% (Cost: $839,490,005)		795,895,041

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(a)(b)	1,202,000	1,202,000

Total Short-Term Investments — 0.1% (Cost: $1,202,000)		1,202,000

Total Investments in Securities — 100.0% (Cost: $840,692,005)		797,097,041

Other Assets, Less Liabilities — (0.0)%		(214,884)

Net Assets — 100.0%		$796,882,157

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$2,148,971	$—	$(2,149,340	)(b)	$4,618	$(4,249)	$—	—	$2,338	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,652,000	—	(1,450,000	)(b)	—	—	1,202,000	1,202,000	746		—

					$4,618	$(4,249)	$1,202,000		$3,084		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® U.S. Utilities ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Utilities E-Mini Index	15	09/18/20	$918	$52,198

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$795,895,041	$—	$—	$795,895,041
Money Market Funds	1,202,000	—	—	1,202,000

	$797,097,041	$—	$—	$797,097,041

Derivative financial instruments(a)
Assets
Futures Contracts	$52,198	$—	$—	$52,198

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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